INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	$ 10,640	$ 13,418
Gross Unrealized Gains	422	583
Gross Unrealized Losses	(35)	(60)
Fair Value	11,027	13,941
US Government Agencies Debt Securities [Member]
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	2,000	2,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(35)	(60)
Fair Value	1,965	1,940
US States and Political Subdivisions Debt Securities [Member]
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	6,337	8,424
Gross Unrealized Gains	259	395
Gross Unrealized Losses	0	0
Fair Value	6,596	8,819
Commercial Mortgage Backed Securities [Member]
Estimated Fair Value Of Investment Securities [Line Items]
Amortized Cost	2,303	2,994
Gross Unrealized Gains	163	188
Gross Unrealized Losses	0	0
Fair Value	$ 2,466	$ 3,182